Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
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Supplemental Cash Flow Information
23.	Supplemental Cash Flow Information

	Years Ended December 31

(in thousands)	2017	2016

Change in non-cash working capital

Accounts receivable	$(729)	$(1,194)

Accounts payable and accrued liabilities	(5,651)	8,667

Other	(219)	(434)

Total change in non-cash working capital	$(6,599)	$7,039